Expense Example - Federated Hermes Pennsylvania Municipal Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	541	733	942	1,542	69	218	379	847